INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Schedule of Investment Interest (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		$ 209	$ 328
Investments in equity accounted investees		$ 4,344	$ 4,267
PGI
Disclosure of joint ventures [line items]
Ownership interest in joint venture		60.00%	60.00%
Share of Profit from Equity Investments		$ 131	$ 227
Investments in equity accounted investees		3,578	3,740
Impairment loss recognised in profit or loss		146
Distributions to non-controlling interests		534	505
Contributions		$ 243	$ 124
Cedar LNG
Disclosure of joint ventures [line items]
Ownership interest in joint venture		49.90%	49.90%
Share of Profit from Equity Investments		$ 14	$ 22
Investments in equity accounted investees		591	430
Distributions to non-controlling interests		0	0
Contributions		$ 147	$ 241
Alliance
Disclosure of joint ventures [line items]
Ownership interest in joint venture		100.00%	100.00%
Share of Profit from Equity Investments		$ 0	$ 42
Investments in equity accounted investees		0	0
Distributions to non-controlling interests		0	80
Contributions		$ 0	$ 5
Aux Sable
Disclosure of joint ventures [line items]
Ownership interest in joint venture		100.00%	100.00%
Share of Profit from Equity Investments		$ 0	$ 33
Investments in equity accounted investees		0	0
Distributions to non-controlling interests		0	31
Contributions		$ 0	$ 1
Greenlight
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%	50.00%	0.00%
Share of Profit from Equity Investments		$ 60	$ 0
Investments in equity accounted investees		82	0
Distributions to non-controlling interests		0	0
Contributions		21	0
Other
Disclosure of joint ventures [line items]
Share of Profit from Equity Investments		4	4
Investments in equity accounted investees		93	97
Distributions to non-controlling interests		10	10
Contributions		$ 0	$ 0
Other | Minimum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership interest in joint venture		75.00%	75.00%